Document and Entity Information	Jan. 25, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001331875
Document Type	8-K
Document Period End Date	Jan. 25, 2021
Entity Registrant Name	Fidelity National Financial, Inc.
Entity File Number	001-32630
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	16-1725106
Entity Address, Address Line One	601 Riverside Avenue
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32204
City Area Code	(904)
Local Phone Number	854-8100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	FNF Common Stock, $0.0001 par value
Trading Symbol	FNF
Security Exchange Name	NYSE
Deferrable Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.50% Notes due September 2022
Trading Symbol	FNF22
Security Exchange Name	NYSE